Shareholder' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Summary of Other Reserves Including Other Comprehensive Income
Other reserves (including other comprehensive income) are detailed as follows:

(€ thousands)	At June 30, 2022	At December 31, 2021
Legal reserve	860	860
Addition paid-in capital	721,187	721,187
Reserve for treasury shares	(451,176)	(455,000)
Other comprehensive income reserve (OCI)	16,525	(12,295)
Share-based payments reserve	81,661	74,978
Non-controlling interests options reserve	(196,691)	(196,691)
Other reserves	(36,796)	(36,360)
Other reserves, including OCI	135,570	96,679

Other reserves (including other comprehensive income) are detailed as follows:

(Euro thousands)	At December 31,
	2021	2020
Italian statutory reserve	860	860
Addition paid-in capital	721,187	—
Reserve for treasury shares	(455,000)	(76,624)
Other comprehensive income reserve (OCI)	(12,295)	(25,901)
Share-based payments reserve	74,978	—
Non-controlling interests options reserve	(196,691)	(196,691)
Other reserves	(36,360)	2,584
Other reserves, including OCI	96,679	(295,772)

Summary of Disclosure in Tabular Form of Share Based Payment Reserves	The following table presents a breakdown share-based compensation during the year:

(Euro thousands)
Escrow Shares	37,906
PSUs 2022, 2023 and 2024	6,138
CEO Stock Options	2,938
Remuneration in shares	1,410
CEO IPO LTI	2,047
Management IPO LTI	4,585
Management Stock Options	3,834
Cash-settled share based payments	16,120
Total share-based payments	74,978